UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street, Wellesley, MA

02481

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC., 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period:   1/31/12

Item 1.  Schedule of Investments.

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2012
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 93.65%
AEROSPACE/DEFENSE - 2.23%
AAR Corp. -144A	$ 2,500,000	1.6250	3/1/2014	$ 2,368,750
Kaman Corp. -144A	4,000,000	3.2500	11/15/2017	4,510,000
				6,878,750
AIRLINES - 1.90%
JetBlue Airways Corp.	4,200,000	6.7500	10/15/2039	5,874,750

AUTO MANUFACTURERS - 1.51%
Navistar International Corp.	4,000,000	3.0000	10/15/2014	4,655,000

BANKS - 3.66%
Goldman Sachs Group, Inc.	3,500,000	0.0000	3/28/2016	3,295,950
Goldman Sachs Group, Inc.	8,500,000	0.0000	3/28/2016	8,004,450
				11,300,400
BIOTECHNOLOGY - 8.71%
Charles River Laboratories International, Inc.	1,600,000	2.2500	6/15/2013	1,594,000
Cubist Pharmaceuticals, Inc.	3,000,000	2.5000	11/1/2017	4,608,750
Gilead Sciences, Inc.	3,000,000	1.6250	5/1/2016	3,783,450
Illumina, Inc. -144A	4,000,000	0.2500	3/15/2016	3,845,000
United Therapeutics Corp. -144A	5,000,000	1.0000	9/15/2016	5,962,500
Vertex Pharmaceuticals, Inc.	6,500,000	3.3500	10/1/2015	7,114,087
				26,907,787
BUILDING MATERIALS - 1.26%
Griffon Corp. -144A	4,000,000	4.0000	1/15/2017	3,905,000

CHEMICALS - 0.00%
ShengdaTech, Inc. -144A*	8,000,000	6.5000	12/15/2015	-

COAL - 2.13%
Alpha Appalachia Holdings, Inc.	4,000,000	3.2500	8/1/2015	3,750,000
James River Coal Co.	4,000,000	4.5000	12/1/2015	2,835,000
				6,585,000
COMPUTERS - 2.74%
Mentor Graphics Corp. -144A	6,000,000	4.0000	4/1/2031	6,150,000
SanDisk Corp.	2,000,000	1.5000	8/15/2017	2,320,000
				8,470,000
ELECTRICAL COMPONENTS & EQUIPMENT - 4.15%
EnerSys	3,500,000	3.3750	6/1/2038	3,692,500
General Cable Corp.	5,000,000	0.8750	11/15/2013	4,837,500
SunPower Corp.	5,000,000	4.5000	3/15/2015	4,306,250
				12,836,250
ELECTRONICS - 0.85%
FEI Co.	1,000,000	2.8750	6/1/2013	1,542,500
TTM Technologies, Inc.	1,000,000	3.2500	5/15/2015	1,085,000
				2,627,500
ENERGY-ALTERNATE SOURCES - 3.06%
Green Plains Renewable Energy, Inc. -144A	9,000,000	5.7500	11/1/2015	9,461,250

ENVIRONMENTAL CONTROL - 0.35%
Covanta Holding Corp.	1,000,000	3.2500	6/1/2014	1,081,250

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

FOOD - 3.58%
Chiquita Brands International, Inc.	$ 7,500,000	4.2500	8/15/2016	$ 6,918,750
Nash Finch Co.	7,000,000	1.6314	3/15/2035	3,193,750
Spartan Stores, Inc.	1,000,000	3.3750	5/15/2027	947,500
				11,060,000
HEALTHCARE-PRODUCTS - 5.15%
Alere, Inc.	6,000,000	3.0000	5/15/2016	5,737,500
Greatbatch, Inc.	500,000	2.2500	6/15/2013	495,000
Integra LifeSciences Holdings Corp. -144A	7,000,000	1.6250	12/15/2016	6,046,250
Teleflex, Inc.	3,000,000	3.8750	8/1/2017	3,637,500
				15,916,250
HEALTHCARE-SERVICES - 2.03%
LifePoint Hospitals, Inc.	2,500,000	3.5000	5/15/2014	2,650,000
Molina Healthcare, Inc.	3,000,000	3.7500	10/1/2014	3,607,500
				6,257,500
HOME BUILDERS - 0.34%
Lennar Corp. -144A	1,000,000	2.0000	12/1/2020	1,063,750

INSURANCE - 2.00%
Tower Group, Inc.	6,000,000	5.0000	9/15/2014	6,172,500

INTERNET - 4.04%
Digital River, Inc.	6,200,000	2.0000	11/1/2030	5,541,250
Equinix, Inc.	2,000,000	3.0000	10/15/2014	2,462,500
Priceline.com, Inc. -144A	1,500,000	1.2500	3/15/2015	2,735,625
WebMD Health Corp. -144A	2,000,000	2.5000	1/31/2018	1,740,000
				12,479,375
INVESTMENT COMPANIES - 4.03%
Apollo Investment Corp. -144A	4,250,000	5.7500	1/15/2016	3,798,438
Fifth Street Finance Corp. -144A	3,500,000	5.3750	4/1/2016	3,045,000
Prospect Capital Corp. -144A	4,000,000	5.5000	8/15/2016	3,620,000
Prospect Capital Corp. -144A	2,000,000	6.2500	12/15/2015	1,985,000
				12,448,438
IRON/STEEL - 0.88%
Allegheny Technologies, Inc.	2,000,000	4.2500	6/1/2014	2,717,500

MACHINERY-DIVERSIFIED - 3.09%
AGCO Corp.	400,000	1.2500	12/15/2036	545,500
Altra Holdings, Inc. -144A	6,000,000	2.7500	3/1/2031	5,715,000
Chart Industries, Inc.	3,000,000	2.0000	8/1/2018	3,273,750
				9,534,250
METAL FABRICATE/HARDWARE - 2.78%
AM Castle & Co. -144A	7,000,000	7.0000	12/15/2017	8,601,250

MINING - 5.10%
Horsehead Holding Corp. -144A	5,100,000	3.8000	7/1/2017	5,195,625
Kaiser Aluminum Corp.	3,000,000	4.5000	4/1/2015	3,685,500
Molycorp, Inc. -144A	7,500,000	3.2500	6/15/2016	6,862,500
				15,743,625

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Security	Principal Amount	Interest Rate (%)	Maturity Date	Market Value

MISCELLANEOUS MANUFACTURING - 2.07%
EnPro Industries, Inc.	$ 1,900,000	3.9375	10/15/2015	$ 2,358,375
Trinity Industries, Inc.	4,000,000	3.8750	6/1/2036	4,035,000
				6,393,375
OIL & GAS - 0.31%
Chesapeake Energy Corp.	1,000,000	2.7500	11/15/2035	952,500

OIL & GAS SERVICES - 1.40%
Newpark Resources, Inc.	4,000,000	4.0000	10/1/2017	4,330,000

PHARMACEUTICALS - 5.71%
Akorn, Inc. -144A	1,500,000	3.5000	6/1/2016	2,227,500
Endo Pharmaceuticals Holdings, Inc.	5,000,000	1.7500	4/15/2015	6,906,250
Salix Pharmaceuticals Ltd.	6,500,000	2.7500	5/15/2015	8,498,750
				17,632,500
PRIVATE EQUITY - 2.19%
Hercules Technology Growth Capital, Inc. -144A	7,500,000	6.0000	4/15/2016	6,750,000

RETAIL - 2.15%
Coinstar, Inc.	1,000,000	4.0000	9/1/2014	1,373,750
Group 1 Automotive, Inc.	4,900,000	2.2500	6/15/2036	5,261,375
				6,635,125
SEMICONDUCTORS - 4.78%
Lam Research Corp. -144A	4,000,000	1.2500	5/15/2018	4,085,000
Photronics, Inc. -144A	2,000,000	3.2500	4/1/2016	2,012,500
Rudolph Technologies, Inc. -144A	7,000,000	3.7500	7/15/2016	7,323,750
Xilinx, Inc.	1,000,000	2.6250	6/15/2017	1,360,530
				14,781,780
SOFTWARE - 2.50%
CSG Systems International, Inc. -144A	3,500,000	3.0000	3/1/2017	3,412,500
Electronic Arts, Inc. -144A	4,000,000	0.7500	7/15/2016	3,795,000
Microsoft Corp. -144A	500,000	0.0000	6/15/2013	521,250
				7,728,750
TELECOMMUNICATIONS - 2.56%
Anixter International, Inc.	1,000,000	1.0000	2/15/2013	1,196,250
Arris Group, Inc.	1,000,000	2.0000	11/15/2026	1,039,375
InterDigital, Inc. -144A	1,000,000	2.5000	3/15/2016	1,040,000
Ixia	3,000,000	3.0000	12/15/2015	3,142,500
RF Micro Devices, Inc.	1,500,000	1.0000	4/15/2014	1,501,875
				7,920,000
TRANSPORTATION - 3.17%
Bristow Group, Inc.	4,000,000	3.0000	6/15/2038	4,205,000
Genco Shipping & Trading Ltd.	9,100,000	5.0000	8/15/2015	5,585,125
				9,790,125
TRUCKING & LEASING - 1.24%
Greenbrier Companies, Inc. -144A	4,000,000	3.5000	4/1/2018	3,840,000

TOTAL CONVERTIBLE BONDS				289,331,530
( Cost - $291,064,383)

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012
Security	Shares	Interest Rate (%)		Market Value

SHORT-TERM INVESTMENTS - 5.01%
MONEY MARKET FUND - 5.01%
Milestone Treasury Obligations Portfolio	15,485,496	0.010 +		$ 15,485,496
TOTAL SHORT-TERM INVESTMENTS
( Cost - $15,485,496)

TOTAL INVESTMENTS - 98.66%
( Cost - $306,549,879)				$ 304,817,026
OTHER ASSETS LESS LIABILITIES - 1.34%				4,146,119
NET ASSETS - 100.00%				$ 308,963,145

+ Variable rate security. Interest rate is as of January 31, 2012.
* Defaulted security; not currently paying interest (non-income producing).
144a- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At January 31, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:				$ 20,646,869
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:				(22,379,722)
Net unrealized depreciation				$ (1,732,853)

TOTAL RETURN SWAP	Notional Amount		Termination Date	Unrealized Gain

Agreement with ReFlow Fund, LLC dated July 20, 2010 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.25%.	$ 14,877,544		5/1/2012	$ 1,714,066

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.

Security Valuation – The Fund’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2012 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$ -	$289,331,530	$ -	$ 289,331,530
Short-Term Investments	15,485,496	-	-	15,485,496
Total Investments in Securities	$ 15,485,496	$289,331,530	$ -	$ 304,817,026
Total Return Swap**	$ 7,533	$ -	$ -	$ 7,533

*Please refer to schedule of investments for industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

**Represents variation margin on the last day of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Convertible Bonds
Beginning Balance	$ -
Total realized gain (loss)	-
Appreciation (Depreciation)	(800,000)
Cost of Purchases	-
Proceeds from Sales	-
Accrued Interest	-
Net transfers in/out of level 3	800,000
Ending Balance	$ -

Miller Convertible Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2012

Derivative Transactions – The Fund may enter into total return swaps.  Total return swaps are agreements that provide the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  The difference in the value of these income streams is recorded daily by the Fund, and is settled in cash at the end of each month.  The fee paid by the Fund will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate.  In addition, if the underlying asset declines in value over the term of the swap, the Fund would also be required to pay the dollar value of that decline to the counterparty.  Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser.  The Fund may use its own net asset value as the underlying asset in a total return swap.  This strategy serves to reduce cash drag (the impact of cash on the Fund’s overall return) by replacing it with the impact of market exposure based upon the Fund’s own investment holdings.  The Fund records fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses.  Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts.  Risks may exceed amounts recognized on the statement of assets and liabilities.  The Fund values the total return swaps in which it enters based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the quarter ended January 31, 2012, the Fund invested in total return swaps.  At January 31, 2012, the receivable for open swap contracts was $7,533.  For the quarter ended January 31, 2012, the net unrealized gain on swaps was $1,714,066.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive/principal financial officer, or persons performing similar functions, has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on his evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/    Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/   Greg Miller

       Greg Miller

       President and Treasurer, Miller Investment Trust

Date

3/30/12